Alpha Architect ETF Trust
213 Foxcroft Road
Broomall, Pennsylvania 19008

November 3, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:  Alpha Architect ETF Trust (the "Trust")
File Nos.: 333-195493 and 811-22961
Gadsden Dynamic Multi-Asset ETF

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, Gadsden Dynamic Multi-Asset ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 38 dated November 2, 2020 to the Trust's Registration Statement on Form N 1A, filed on November 2, 2020.

If you have any questions or require further information, please contact Michael Pellegrino at 856-292-8331 or mp@pell-law.com.

Sincerely,

/s/ Michael T. Pellegrino
Michael T. Pellegrino
Member, Pellegrino, LLC
Legal counsel to the Alpha Architect ETF Trust